Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000264340 [Member] | State Street SPDR S&P 500 ETF Trust, Expiration: 10/16/2026; Exercise Price: $7.15 [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000264340 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000264340 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000252534 [Member] | State Street SPDR S&P 500 ETF Trust, Expiration: 10/16/2026; Exercise Price: $708.02 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%